COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS - Accrued Expenses (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS
Accrued professional fees		$ 12,394	$ 8,479
Accrued other		48,735	23,000
Accrued compensation		29,300	15,565
Accrued interest - convertible debt		118,428	47,976
Accrued Liabilities, Current, Total	$ 278,472	$ 208,857	$ 95,020